SCHEDULE OF WARRANTS FAIR VALUE ESTIMATION ASSUMPTIONS (Details)	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 09, 2022	Aug. 09, 2022 $ / shares	Jul. 01, 2022 $ / shares	Nov. 05, 2021 $ / shares	Sep. 24, 2021 $ / shares	Jul. 02, 2021 $ / shares	Jun. 30, 2021
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years			5 years					3 years	5 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3,477.60	3,477.60
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	2,400.00	2,400.00
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	2,760.00	2,760.00
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years	3 years						3 years
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	110.0	110.0
Leisure Acquisition Corp A Delaware Corporation [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	0.5	0.5
Share Subscription Facility [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants								3,477.60
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3.53	14.40
Share Subscription Facility [Member] | Measurement Input, Share Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	116.64	1,029.60
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants								2,402.40
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3.64	16.80
Share Subscription Facility [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	201.60	1,080.00
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3.9	1.0
Expected term years	1 year 1 month 24 days	1 year 6 months 21 days
Share Subscription Facility [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.12	4.5
Expected term years	1 year 5 months 19 days	2 years 5 months 26 days
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants								110.0
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	91.25	108.2
Share Subscription Facility [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	96.0	125.3
Share Subscription Facility [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants								0.5
Liability Classified Warrants Grant Date [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				127.20	136.80	540.00	1,077.60
Liability Classified Warrants Grant Date [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				170.04	170.04	1,831.20	1,831.20
Liability Classified Warrants Grant Date [Member] | Measurement Input, Expected Term [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years				5 years	5 years	5 years	5 years
Liability Classified Warrants Grant Date [Member] | Measurement Input, Price Volatility [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				102.8	98.9	94.1	94.1
Liability Classified Warrants Grant Date [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants				3.0	2.9	1.0	1.0
Liability Classified Warrants Remeasured [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	1.36	9.36
Liability Classified Warrants Remeasured [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3.64	187.20
Liability Classified Warrants Remeasured [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years	3 years 9 months
Liability Classified Warrants Remeasured [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years 1 month 6 days	3 years 10 months 6 days
Liability Classified Warrants Remeasured [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	95.8	140.9
Liability Classified Warrants Remeasured [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	97.0	141.1
Liability Classified Warrants Remeasured [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.8	4.2
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Share Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants		9.36
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Exercise Price [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	3.64	24.12
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years 9 months	4 years 6 months
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Expected term years	3 years 10 months 9 days	4 years 7 months 9 days
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	98.9	138.0
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	101.5	139.4
Liability Classified Warrants Remeasured2 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Estimating fair value of warrants	4.7	4.0